Document and Entity Information	9 Months Ended
Sep. 29, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 29, 2015
Trading Symbol	HABT
Entity Registrant Name	Habit Restaurants, Inc.
Entity Central Index Key	0001617977
Entity Filer Category	Non-accelerated Filer